CONSOLIDATED BALANCE SHEET $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Non-current assets
Intangible assets, net	$ 34,238	$ 33,083	$ 31,931
Property, plant and equipment, net	109,095	108,916	107,101
Equity affiliates: investments and loans	34,405	30,457	27,889
Other investments	1,665	1,543	1,051
Non-current financial assets	2,305	2,395	2,731
Deferred income taxes	3,202	3,418	5,049
Other non-current assets	4,006	4,313	2,388
Total non-current assets	188,916	184,125	178,140
Current assets
Inventories, net	18,868	19,317	22,936
Accounts receivable, net	19,281	23,442	24,378
Other current assets	23,687	20,821	36,070
Current financial assets	6,914	6,585	8,746
Cash and cash equivalents	25,844	27,263	33,026
Assets classified as held for sale	1,977	2,101	568
Total current assets	96,571	99,529	125,724
TOTAL ASSETS	285,487	283,654	303,864
Shareholders' equity
Common shares	7,577	7,616	8,163
Paid-in surplus and retained earnings	135,496	126,857	123,951
Currency translation adjustment	(15,259)	(13,701)	(12,836)
Treasury shares	(9,956)	(4,019)	(7,554)
Total shareholders' equity - TotalEnergies share	117,858	116,753	111,724
Non-controlling interests	2,397	2,700	2,846
Total shareholders' equity	120,255	119,453	114,570
Non-current liabilities
Deferred income taxes	12,114	11,688	11,021
Employee benefits	1,753	1,993	1,829
Provisions and other non-current liabilities	19,872	21,257	21,402
Non-current financial debt	43,533	40,478	45,264
Total non-current liabilities	77,272	75,416	79,516
Current liabilities
Accounts payable	39,932	41,335	41,346
Other creditors and accrued liabilities	35,961	36,727	52,275
Current borrowings	10,024	9,590	15,502
Other current financial liabilities	664	446	488
Liabilities directly associated with the assets classified as held for sale	1,379	687	167
Total current liabilities	87,960	88,785	109,778
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	$ 285,487	$ 283,654	$ 303,864